Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (USD $)
In Thousands, unless otherwise specified
	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) [Line Items]
Current year actuarial gain (loss)	$ 3,779	$ (28,451)	$ (17,402)
Amortization of prior service cost		18	(410)
Amortization of actuarial (loss) gain	(228)	(2,087)	1,177
Translation adjustment	(41)	(379)	(701)
Total recognized in other comprehensive income (loss) (pre tax)	3,510	(30,899)	(17,336)
Domestic Pension Plan of Foreign Entity [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) [Line Items]
Current year actuarial gain (loss)	5,655	(22,877)	(14,830)
Amortization of prior service cost		(77)	93
Amortization of actuarial (loss) gain		(1,654)	601
Total recognized in other comprehensive income (loss) (pre tax)	5,655	(24,608)	(14,136)
Foreign Pension Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) [Line Items]
Current year actuarial gain (loss)	(1,851)	(5,307)	(1,792)
Amortization of actuarial (loss) gain	(228)	(433)	576
Translation adjustment	(40)	(360)	(701)
Total recognized in other comprehensive income (loss) (pre tax)	(2,119)	(6,100)	(1,917)
Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) [Line Items]
Current year actuarial gain (loss)	(71)	(171)	(780)
Amortization of prior service cost		118	(139)
Total recognized in other comprehensive income (loss) (pre tax)	(71)	(53)	(919)
Foreign Postretirement Benefit Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) [Line Items]
Current year actuarial gain (loss)	46	(96)
Amortization of prior service cost		(23)	(364)
Translation adjustment	(1)	(19)
Total recognized in other comprehensive income (loss) (pre tax)	$ 45	$ (138)	$ (364)